Note 23 - Stock-Based Compensation (Details)	12 Months Ended						1 Months Ended		12 Months Ended														12 Months Ended				12 Months Ended					3 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($)		Oct. 31, 2012 USD ($)		Oct. 31, 2011 USD ($)		Jul. 31, 2013 Reduction In Gain [Member] Restricted Stock Units (RSUs) [Member] Targeted Therapies [Member] USD ($)	Jul. 31, 2013 Reduction In Gain [Member] Performance Shares [Member] Targeted Therapies [Member] USD ($)	Oct. 31, 2013 Employee Stock Option [Member] USD ($)	Oct. 31, 2012 Employee Stock Option [Member] USD ($)	Oct. 31, 2011 Employee Stock Option [Member] USD ($)	Oct. 31, 2013 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2013 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2012 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2011 Deferred Share Units (DSU) [Member] USD ($)	Oct. 31, 2013 Restricted Stock Units (RSUs) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Selling, General and Administrative Expenses [Member] USD ($)	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] Restructuring Charges [Member] USD ($)	Jul. 13, 2013 Restricted Stock Units (RSUs) [Member] Targeted Therapies [Member] USD ($)	Oct. 31, 2013 Restricted Stock Units (RSUs) [Member]	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member] USD ($)	Oct. 31, 2012 Performance Shares [Member] Restructuring Charges [Member] USD ($)	Jul. 13, 2013 Performance Shares [Member] Targeted Therapies [Member] USD ($)	Oct. 31, 2013 Performance Shares [Member]	Oct. 31, 2012 Performance Shares [Member] USD ($)	Oct. 31, 2013 Mid Term Incentive Plan (MTIP) Units [Member] USD ($)	Oct. 31, 2012 Mid Term Incentive Plan (MTIP) Units [Member] USD ($)	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) Units [Member] USD ($)	Jul. 31, 2013 Targeted Therapies [Member] USD ($)	Oct. 31, 2013 Canadian Dollar Options [Member] CAD	Oct. 31, 2012 Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] CAD
Note 23 - Stock-Based Compensation (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	6,220,900
Allocated Share-based Compensation Expense	$ 61,000	[1]	$ (57,000)	[1]	$ (197,000)	[1]			$ 1,400,000	$ 1,600,000	$ 1,200,000	$ 2,800,000	$ 600,000	$ 1,000,000	$ 100,000	$ 2,800,000	$ 700,000	$ 1,000,000	$ 700,000	$ 300,000	$ 100,000			$ 400,000	$ 200,000			$ 200,000	$ 0.1	$ (100,000)	$ (200,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares)																																	657,300	42,800	808,700
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																																	7.06	9.52
Share based Compensation Arrangement By Sharebased Payment Award, Options, Term																																	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years							3 years				6 months						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)																																	2.08	1.28	1.83
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)																																	1,200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																																	23 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)																153,583	132,493	179,777
PercentageOfDeferredShareUnitsVestingFullyAfterVestingPeriod																100.00%
DSU Per Dividend Equivalent (in Shares)																	15,449	11,496
DSUs Paid Out (in Shares)	93,316
DSUs Paid Out, Amount	700,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)																							74,867	201,231				122,828
Percentage Of Restricted Share Units (RSU) Vesting Fully After Vesting Period																							100.00%
RSU Per Dividend Equivalent (in Shares)																								3,939
MTIP Units Per Dividend Equivalent (in Shares)																														972	1,607
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid																						300,000				100,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax							$ 200,000	$ 100,000																								$ 182,000,000

[1]	The MTIP expense (income) for the year ended October 31, 2013 is $0.1 million (2012 - $(0.1) million; 2011 - $(0.2) million), which is included in selling, general and administration expenses.